STOCK BASED COMPENSATION AND CONDITIONAL PERFORMANCE AWARDS (Details) - USD ($)	1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 01, 2012	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense					$ 6,873,000	$ 2,660,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant of shares (in shares)					1,780,052
Grant date fair value (in dollars per share)					$ 1.54
Stock-based compensation expense					$ 2,398,000	469,000
Number of options outstanding (in shares)					1,068,305
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense					$ 4,475,000	$ 2,191,000
Brushy Resources, Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk free interest rate							1.87%
Expected volatility of common stock							92.00%
Dividend yield							0.00%
Expected life of options							5 years 8 months 19 days
Weighted average remaining contractual life						8 years 6 months 18 days
Brushy Resources, Inc [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant of shares (in shares)	349,650
Grant date fair value (in dollars per share)	$ 10.00
Stock issued during period exercise of restricted stock (in shares)			349,650
Brushy Resources, Inc [Member] | Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Percentage of Voting Power Transferred to New Owners	50.00%
Brushy Resources, Inc [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense		$ 0		$ 300,000		$ 300,000	$ 1,199,000
Brushy Resources, Inc [Member] | Conditional Performance Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense		$ 0		0		$ 0	0
Percentage Of Cash Payment Difference Between Market Capital And Book Value At The Time Of The IPO Under Employment Agreement in Condition 1		1.00%				1.00%
Percentage Of Fully-Diluted Capital Stock To Purchase Common Stock Options Under Employment Agreement In Condition 2		1.00%				1.00%
Vesting Period Of Fully-Diluted Capital Stock Under Employment Agreement In Condition 2		4 years				4 years
Percentage Of Fully-Diluted Capital Stock To Purchase Common Stock Options Under Employment Agreement In Condition 3		1.00%				1.00%
Vesting Period Of Fully-Diluted Capital Stock Under Employment Agreement In Condition 3		6 years				6 years
Brushy Resources, Inc [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense		$ 206,000		$ 206,000
Vesting period of equity award options		3 years				3 years
Equity award options with a one-year cliff (in shares)		300,000				300,000
Monthly vesting of equity award options (in shares)		25,000				25,000
Unrecognized stock-based compensation related to the non-vested stock options		$ 1,169,000				$ 1,375,000
Period for recognition of unrecognized stock-based compensation		1 year 5 months 1 day				1 year 8 months 1 day
Number of options granted (in shares)		0				0
Number of options outstanding (in shares)		900,000				900,000
Intrinsic value of options outstanding		$ 0				$ 0
Number of options exercisable (in shares)		500,000				425,000
Weighted average exercise price (in dollars per share)		$ 4.75				$ 4.75
Weighted average grant date fair value (in dollars per share)		$ 2.75				$ 2.75
Weighted average remaining contractual life		8 years 3 months 18 days
Brushy Resources, Inc [Member] | Stock Option [Member] | General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Stock-based compensation expense						$ 825,000	$ 275,000